BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Transactions with Related parties (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties
Related party transaction represented in shareholder equity, percentage	1.00%
Associates
Disclosure of transactions between related parties
Revenues	$ 915	$ 686	$ 628
Operating costs	(5,867)	(3,516)	(2,493)
La Capital Cable | Services revenues and other revenues
Disclosure of transactions between related parties
Revenues	138	174	292
La Capital Cable | Fees for services
Disclosure of transactions between related parties
Operating costs	(2,273)	(2,340)	(2,493)
Ver TV | Services revenues and other revenues
Disclosure of transactions between related parties
Revenues		70	95
OPH | Services revenues and other revenues
Disclosure of transactions between related parties
Revenues	777	442	241
OPH | Fees for services
Disclosure of transactions between related parties
Operating costs	(3,594)	(1,176)
Related party
Disclosure of transactions between related parties
Revenues	6,375	7,584	5,655
Operating costs	(80,715)	(81,699)	(72,759)
Other Related parties | Services and advertising revenues
Disclosure of transactions between related parties
Revenues	6,375	7,584	5,655
Other Related parties | Programming costs
Disclosure of transactions between related parties
Operating costs	(48,148)	(53,489)	(50,942)
Other Related parties | Editing and distribution of magazines
Disclosure of transactions between related parties
Operating costs	(3,715)	(5,417)	(7,811)
Other Related parties | Advisory services
Disclosure of transactions between related parties
Operating costs	(12,242)	(11,501)	(6,606)
Other Related parties | Advertising Purchases
Disclosure of transactions between related parties
Operating costs	(4,759)	(3,110)	(4,194)
Other Related parties | Other purchases and commissions
Disclosure of transactions between related parties
Operating costs	$ (11,851)	$ (8,182)	$ (3,206)